LONG-TERM DEBT (Schedule of Minimum Future Lease Payments Under Capital Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Capital leases, 2013	$ 1,050
Less imputed interest	(106)
Present value of net minimum lease payments	$ 944